Business Combinations (Narrative) (Detail) (USD $)			0 Months Ended		0 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 06, 2013 Roma Financial Corporation Branch	Dec. 06, 2013 Roma Financial Corporation Core Deposit Premium	Dec. 06, 2013 Roma Financial Corporation Roma Public Stockholders [Member]	Dec. 06, 2013 Roma Financial Corporation Investors Bancorp, MHC	Oct. 15, 2012 Marathon Banking Corporation And Marathon National Bank Of New York Branch	Jan. 06, 2012 Brooklyn Federal Bancorp, Inc. Branch
Business Acquisition [Line Items]
Number of branches acquired			26				13	5
Liabilities assumed, customer deposit			$ 1,341,200,000				$ 777,500,000	$ 385,900,000
Loans receivable			991,000,000				558,500,000	177,500,000
Intangibles assumed			9,500,000	8,900,000			5,000,000	218,000
Purchase price, common stock issued			25,917,637		6,374,841	19,542,796		551,862
Business Acquisition, Equity Interest Issued or Issuable, Exchange Ratio			0.8653
Goodwill	77,600,000	77,100,000	300,000				38,600,000	16,700,000
Purchase price, cash paid							135,000,000	2,900,000
Purchase price								$ 10,300,000